Related Party Transactions (Details)					2 Months Ended	12 Months Ended
	Dec. 03, 2015 USD ($) $ / shares shares	Sep. 22, 2015 member	Jan. 22, 2015 member	Mar. 10, 2014 USD ($)	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	May 09, 2016 $ / shares shares	Mar. 29, 2016	Jan. 27, 2016	Dec. 04, 2015 USD ($)	Jun. 11, 2015
Related Party Transaction [Line Items]
Write off of accounts receivable						$ 127,000
Marketing expense						603,000	$ 528,000
Reward points redeemed						0
Shares issued (shares) | shares	437,500.0
Share price (in dollars per share) | $ / shares	$ 9.4
Loans converted to common stock	$ 4,112,000					4,117,000	0
Long-term debt					$ 28,712,000	28,712,000	24,091,000
Proceeds from issuance of stock						$ 200,000	12,459,000
Minority interest (more than)					4.99%	4.99%
Series C Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, shares outstanding (in shares) | shares					3,000	3,000
Line of Credit Grid Note | Line of Credit
Related Party Transaction [Line Items]
Loans payable	$ 8,675,000										$ 4,563,000
Maximum borrowing capacity					$ 10,000,000	$ 10,000,000
Interest rate												12.00%
Long-term debt					4,563,000	4,563,000	3,000,000
Secured Debt | Secured Revolving Loan | Line of Credit
Related Party Transaction [Line Items]
Maximum borrowing capacity					1,500,000	1,500,000
Long-term debt					1,500,000	1,500,000	0
Secured Debt | Secured Revolving Line of Credit | Line of Credit
Related Party Transaction [Line Items]
Maximum borrowing capacity					500,000	500,000
Long-term debt					$ 500,000	$ 500,000	0
Circle Entertainment Inc. | Legal and Administrative Services
Related Party Transaction [Line Items]
Ownership percentage					10.00%	10.00%
Revenue from related parties						$ 14,000	27,000
Due from related parties					$ 0	0	113,000
SIC III
Related Party Transaction [Line Items]
Reimbursement for services provided, percent			20.00%
Share price (in dollars per share) | $ / shares	$ 9.4
SIC III | Series C Preferred Stock
Related Party Transaction [Line Items]
Share price (in dollars per share) | $ / shares								$ 6.20
SIC III | SFX Holding Corporation
Related Party Transaction [Line Items]
Advertising revenue						37,000	487,000
Marketing expense							490,000
SIC III | Sillerman Investment Company VI LLC | Secured Revolving Loan With SIC VI | Line of Credit
Related Party Transaction [Line Items]
Interest rate										12.00%
SIC III | Sillerman Investment Company VI LLC | Secured Revolving Line Of Credit With SIC VI | Line of Credit
Related Party Transaction [Line Items]
Interest rate									12.00%
SIC III | Sillerman Investment Company, LLC | Common Stock
Related Party Transaction [Line Items]
Proceeds from issuance of stock					7,000,000
SIC III | Legal and Administrative Services | SFX Holding Corporation
Related Party Transaction [Line Items]
Revenue from related parties						188,000	978,000
Due from related parties					$ 142,000	142,000	146,000
SIC III | Commissions on Sales and Reimbursement for Barter Transaction Expenses | SFX-94
Related Party Transaction [Line Items]
Due to related parties						424,000	471,000
SIC III | Audio Recognition and Related Loyalty Program Software License and Services Agreement | SFX Holding Corporation
Related Party Transaction [Line Items]
Amounts of transaction				$ 5,000,000
Agreement term				10 years
Revenue recognized						$ 500,000	$ 500,000
SIC III | Securities Purchase Agreement | Sillerman Investment Company, LLC
Related Party Transaction [Line Items]
Share price (in dollars per share) | $ / shares					$ 6.2	$ 6.2
SIC III | Securities Purchase Agreement | Sillerman Investment Company, LLC | Series C Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, shares outstanding (in shares) | shares					10,000,000	10,000,000
Preferred shares converted (in shares) | shares					7,000,000
SIC III | Securities Purchase Agreement | Sillerman Investment Company, LLC | Common Stock
Related Party Transaction [Line Items]
Shares issued (shares) | shares								1,129,032.25000
SIC III | Securities Purchase Agreement | Mr. Sillerman
Related Party Transaction [Line Items]
Minority interest (more than)								50.00%
SFX-94
Related Party Transaction [Line Items]
Number of employees hired | member		8
SFX-94 | Commissions on Sales and Reimbursement for Barter Transaction Expenses
Related Party Transaction [Line Items]
Number of employees hired | member			25
Commission on sales, percent			25.00%